Income taxes - Changes In Deferred Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	$ (44,532)	$ (58,064)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	27,948	12,945
Business combinations	(131,510)	1,299
Equity	(748)	(2,293)
Foreign currency exchange differences	1,257	1,581
Net deferred tax assets (liabilities)	(147,585)	(44,532)
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	3,128	4,314
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	5,551	1,798
Business combinations	1,027	0
Equity	(748)	(2,887)
Foreign currency exchange differences	55	(97)
Net deferred tax assets (liabilities)	9,013	3,128
Net operating tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	6,432	4,018
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	(4,996)	468
Business combinations	6,863	1,272
Equity	0	594
Foreign currency exchange differences	(2,468)	80
Net deferred tax assets (liabilities)	5,831	6,432
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	6,460	3,925
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	(6,460)	2,526
Business combinations	0	0
Equity	0	0
Foreign currency exchange differences	0	9
Net deferred tax assets (liabilities)	0	6,460
Accrued liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	3,830	2,924
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	3,358	883
Business combinations	1,399	27
Equity	0	0
Foreign currency exchange differences	(1,519)	(4)
Net deferred tax assets (liabilities)	7,068	3,830
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	0
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	17,079
Business combinations	2,955
Equity	0
Foreign currency exchange differences	3,610
Net deferred tax assets (liabilities)	23,644	0
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	19,850
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	14,532
Business combinations	12,244
Equity	(748)
Foreign currency exchange differences	(322)
Net deferred tax assets (liabilities)	45,556	19,850
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	19,850	15,181
Changes in deferred income taxes [abstract]
Recognized in net income (loss)		5,675
Business combinations		1,299
Equity		(2,293)
Foreign currency exchange differences		(12)
Net deferred tax assets (liabilities)		19,850
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(62,535)	(70,043)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	12,758	5,728
Business combinations	(142,620)	0
Equity	0	0
Foreign currency exchange differences	827	1,780
Net deferred tax assets (liabilities)	(191,570)	(62,535)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(661)	(1,800)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	661	1,134
Business combinations	0	0
Equity	0	0
Foreign currency exchange differences	0	5
Net deferred tax assets (liabilities)	0	(661)
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(413)	(905)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	(21)	684
Business combinations	(1,134)	0
Equity	0	0
Foreign currency exchange differences	(1)	(192)
Net deferred tax assets (liabilities)	(1,569)	(413)
Deferred costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(773)	(497)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	18	(276)
Business combinations	0	0
Equity	0	0
Foreign currency exchange differences	753	0
Net deferred tax assets (liabilities)	(2)	(773)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	(64,382)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)	13,416
Business combinations	(143,754)
Equity	0
Foreign currency exchange differences	1,579
Net deferred tax assets (liabilities)	(193,141)	(64,382)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax assets (liabilities)	$ (64,382)	(73,245)
Changes in deferred income taxes [abstract]
Recognized in net income (loss)		7,270
Business combinations		0
Equity		0
Foreign currency exchange differences		1,593
Net deferred tax assets (liabilities)		$ (64,382)